Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks at amortized cost (Notes 4, 8 and 19)		₩ 28,423,744	₩ 17,348,626
Financial assets at fair value through profit or loss (Notes 4, 9 and 19)		53,163,143	43,534,766
Derivative assets (Notes 4 and 10)		2,829,274	1,793,613
Securities at fair value through other comprehensive income (Notes 4, 11 and 19)		59,381,053	38,314,170
Securities at amortized cost (Notes 4, 11 and 19)		45,582,065	28,478,136
Loans at amortized cost (Notes 4, 12 and 19)		323,244,979	299,609,472
Property and equipment (Notes 13, 18, 19 and 51)		4,083,328	3,003,886
Intangible assets (Notes 14)		5,558,714	4,320,134
Investments in associates (Note 15)		1,452,861	671,330
Current tax receivable		88,433	45,100
Deferred tax assets (Note 44)		218,254	426,965
Investment property (Note 16)		488,610	474,820
Employee benefits (Note 25)		1,682	0
Other assets (Notes 4 and 17)		27,878,281	21,571,918
Assets held for sale		25,160	7,574
Total assets		552,419,581	459,600,510
Liabilities
Deposits (Notes 4 and 20)		294,874,256	265,000,190
Financial liabilities at fair value through profit or loss (Notes 4 and 21)		1,632,457	1,420,306
Financial liabilities designated at fair value through profit or loss (Notes 4 and 22)	[1]	9,409,456	8,535,800
Derivative liabilities (Notes 4 and 10)		2,303,012	2,439,892
Borrowings (Notes 4 and 23)		34,863,156	29,818,542
Debt securities issued (Notes 4 and 24)		75,363,364	63,227,699
Liabilities for defined benefit obligations (Note 25)		121,140	127,348
Provisions (Note 26)		557,024	508,416	[2]
Current tax payable		512,757	430,306
Deferred tax liabilities (Note 44)		451,603	22,020
Liabilities under insurance contracts (Note 27)		52,163,417	26,218,882
Other liabilities (Notes 4 ,28 and 51)		38,237,558	25,199,679
Total liabilities		510,489,200	422,949,080
Equity (Note 29)
Capital stock		2,732,463	2,645,053
Hybrid bonds		1,731,235	1,531,759
Capital surplus		10,565,353	9,895,488
Capital adjustments	[3]	(1,116,770)	(552,895)
Accumulated other comprehensive loss		(260,156)	(753,220)
Retained earnings	[4],[5],[6]	25,525,821	22,959,440
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.		39,177,946	35,725,625
Non-controlling interests	[7],[8]	2,752,435	925,805
Total equity		41,930,381	36,651,430
Total liabilities and equity		₩ 552,419,581	₩ 459,600,510

[1]	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.
[2]	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.
[3]	The Group acquired treasury stocks through a treasury stock trust for the years ended December 31, 2018 and 2019 and has recognized the consideration paid in equity, directly. The Group entered into a shareholders' agreement to acquire additional shares in the Asia Trust Co., Ltd., resulting in decrease of W125,829 million in capital adjustment for the year ended December 31, 2019.
[4]	As of December 31, 2018 and 2019, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,068,190 million and W2,191,677 million, respectively.
[5]	As of December 31, 2018 and 2019, the regulatory reserves for loan losses the Group appropriated in retained earnings are W7,572 million and W8,728 million, respectively.
[6]	As of December 31, 2019, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,419,934 million.
[7]	As of December 31, 2018 and 2019, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests were W748,497 million and W1,147,635 million, respectively. And, as of December 31, 2018 and 2019, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, W27,546 million and W36,729 million, respectively, are allocated to the net income of non-controlling interest.
[8]	The non-controlling interest of W1,250,333 million increased due to business combination with Orange Life Insurance Co.,Ltd and Asia Trust Co., Ltd. for the year ended December 31, 2019. (Note 50)